Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000000337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class A) —including sales charge
Accumulated Value	$ 9,450		$ 7,329	$ 6,721	$ 7,264	$ 6,067	$ 3,379	$ 4,656	$ 7,628	$ 8,607	$ 9,729	$ 8,922
C000000339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class C) —including sales charge
Accumulated Value	10,000		7,697	7,006	7,517	6,229	3,443	4,713	7,661	8,579	9,697	8,896
C000071330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class Y)
Accumulated Value	10,000		7,774	7,150	7,746	6,485	3,620	5,001	8,212	9,293	10,528	9,680
C000000341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Investor Class)
Accumulated Value	10,000		7,757	7,114	7,688	6,422	3,577	4,931	8,075	9,111	10,300	9,445
C000023157 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class R5)
Accumulated Value	10,000		7,790	7,176	7,786	6,531	3,656	5,070	8,334	9,439	10,707	9,850
C000188943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Energy Fund (Class R6)
Accumulated Value	10,000		7,755	7,118	7,726	6,479	3,627	5,034	8,281	9,383	10,650	9,808
C000000361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class A) —including sales charge
Accumulated Value	9,450		8,805	11,344	13,942	16,012	17,824	27,519	21,832	20,009	27,908	30,340
C000000363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class C) —including sales charge
Accumulated Value	10,000		9,250	11,826	14,424	16,440	18,161	27,823	21,914	19,932	27,800	30,220
C000071334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class Y)
Accumulated Value	10,000		9,339	12,060	14,860	17,114	19,091	29,550	23,503	21,596	30,191	32,902
C000000365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Investor Class)
Accumulated Value	10,000		9,327	12,021	14,786	17,004	18,945	29,283	23,255	21,339	29,798	32,423
C000023158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class R5)
Accumulated Value	10,000		9,364	12,122	14,963	17,258	19,284	29,867	23,765	21,851	30,571	33,326
C000188945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Technology Fund (Class R6)
Accumulated Value	10,000		9,317	12,009	14,824	17,097	19,113	29,611	23,578	21,695	30,373	33,136
C000000366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class A) —including sales charge
Accumulated Value	9,450		10,463	11,508	11,533	12,630	11,582	15,083	15,981	16,303	17,804	19,055
C000000368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class C) —including sales charge
Accumulated Value	10,000		10,994	12,001	11,939	12,972	11,801	15,258	16,041	16,239	17,734	18,978
C000217956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class R)
Accumulated Value	10,000		11,042	12,117	12,114	13,231	12,107	15,726	16,619	16,908	18,417	19,656
C000071335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class Y)
Accumulated Value	10,000		11,101	12,242	12,301	13,502	12,410	16,201	17,212	17,593	19,266	20,671
C000000369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Investor Class)
Accumulated Value	10,000		11,069	12,177	12,205	13,364	12,252	15,958	16,910	17,246	18,839	20,153
C000029688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class R5)
Accumulated Value	10,000		11,103	12,249	12,312	13,522	12,433	16,245	17,260	17,656	19,331	20,739
C000120718 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Dividend Income Fund (Class R6)
Accumulated Value	10,000		11,113	12,276	12,343	13,572	12,491	16,332	17,363	17,774	19,480	20,913
C000084479 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class A) —including sales charge
Accumulated Value	9,450		8,798	10,431	12,005	12,426	10,090	15,838	17,310	17,923	21,006	22,426
C000084481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class C) —including sales charge
Accumulated Value	10,000		9,241	10,877	12,426	12,758	10,294	16,034	17,398	17,881	20,956	22,380
C000084484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class R)
Accumulated Value	10,000		9,286	10,983	12,608	13,012	10,546	16,506	17,994	18,587	21,729	23,143
C000084482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class Y)
Accumulated Value	10,000		9,333	11,094	12,803	13,281	10,812	17,015	18,643	19,354	22,733	24,341
C000084483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class R5)
Accumulated Value	10,000		9,343	11,112	12,829	13,317	10,853	17,083	18,728	19,455	22,864	24,479
C000120720 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Fund (Class R6)
Accumulated Value	10,000		9,352	11,133	12,866	13,373	10,905	17,182	18,851	19,589	23,039	24,696
C000084495 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Value Fund (Class A) —including sales charge
Accumulated Value	9,450		8,370	10,223	11,380	11,021	7,712	16,759	17,387	18,098	24,202	24,705
C000084497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Value Fund (Class C) —including sales charge
Accumulated Value	10,000		8,789	10,662	11,777	11,308	7,859	16,969	17,477	18,064	24,157	24,656
C000217957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Value Fund (Class R)
Accumulated Value	10,000		8,857	10,826	12,096	11,757	8,264	18,036	18,788	19,634	26,349	25,462
C000084498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Value Fund (Class Y)
Accumulated Value	10,000		8,881	10,875	12,133	11,773	8,266	18,003	18,733	19,541	26,196	26,800
C000177891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Small Cap Value Fund (Class R6)
Accumulated Value	10,000		8,835	10,765	11,953	11,547	8,051	17,456	18,071	18,763	25,024	26,998
C000084507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class A) —including sales charge
Accumulated Value	9,450		8,795	10,361	11,488	11,899	8,922	16,430	17,088	17,275	22,579	24,516
C000084509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class C) —including sales charge
Accumulated Value	10,000		9,243	10,814	11,903	12,241	9,122	16,684	17,223	17,275	22,579	24,524
C000095989 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class R)
Accumulated Value	10,000		9,288	10,916	12,076	12,476	9,338	17,141	17,780	17,939	23,382	25,330
C000084510 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class Y)
Accumulated Value	10,000		9,329	11,024	12,251	12,717	9,560	17,655	18,404	18,649	24,451	26,610
C000095990 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class R5)
Accumulated Value	10,000		9,344	11,054	12,306	12,790	9,638	17,820	18,595	18,851	24,715	26,911
C000188946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Value Opportunities Fund (Class R6)
Accumulated Value	10,000		9,307	10,965	12,215	12,703	9,577	17,699	18,474	18,751	24,602	26,806
C000209140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class A) —including sales charge
Accumulated Value	9,450		12,163	11,428	11,434	11,009	16,277	21,051	21,133	19,464	19,457	27,814
C000209135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class C) —including sales charge
Accumulated Value	10,000		12,764	11,905	11,819	11,297	16,578	21,265	21,194	19,375	19,368	27,681
C000209136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class R)
Accumulated Value	10,000		12,832	12,031	11,999	11,523	16,999	21,912	21,943	20,165	20,103	28,670
C000209137 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class Y)
Accumulated Value	10,000		12,902	12,158	12,186	11,764	17,432	22,587	22,732	20,988	21,032	30,137
C000209138 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class R5)
Accumulated Value	10,000		12,870	12,093	12,099	11,649	17,286	22,429	22,598	20,882	20,946	30,029
C000209139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Gold & Special Minerals Fund (Class R6)
Accumulated Value	10,000		12,926	12,196	12,253	11,847	17,594	22,835	23,014	21,284	21,365	30,653
C000209146 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class A) —including sales charge
Accumulated Value	9,450		9,046	10,568	11,633	12,034	9,958	15,997	17,097	18,527	20,935	21,732
C000209141 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class C) —including sales charge
Accumulated Value	10,000		9,501	11,016	12,036	12,360	10,150	16,189	17,169	18,459	20,858	21,657
C000209142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class R)
Accumulated Value	10,000		9,549	11,127	12,218	12,608	10,407	16,676	17,779	19,211	21,652	22,411
C000209144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class Y)
Accumulated Value	10,000		9,596	11,238	12,401	12,862	10,664	17,179	18,405	19,984	22,637	23,553
C000209145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class R5)
Accumulated Value	10,000		9,573	11,183	12,310	12,735	10,570	17,046	18,281	19,874	22,535	23,474
C000209143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Invesco Comstock Select Fund (Class R6)
Accumulated Value	10,000		9,617	11,282	12,470	12,954	10,757	17,353	18,614	20,232	22,941	23,894
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,121	11,934	13,517	15,341	15,474	22,589	22,637	23,240	28,507	31,955
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA® Index (Net)
Accumulated Value	10,000		8,872	9,989	11,578	11,204	9,915	14,176	12,714	13,102	14,323	16,031
MSCI World Energy Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Energy Index (Net)
Accumulated Value	10,000		8,436	8,696	10,172	9,504	5,914	7,723	11,394	12,958	14,588	13,310
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Accumulated Value	10,000		10,279	13,809	17,785	21,746	24,610	38,778	34,126	34,856	50,769	56,895
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		9,960	11,608	12,479	13,610	12,111	17,673	17,906	18,123	20,556	22,313
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	10,000		9,629	12,246	13,046	13,332	10,153	18,170	16,973	15,618	17,809	17,687
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	10,000		9,982	11,731	12,532	13,254	11,035	17,733	17,732	17,116	19,527	20,550
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Accumulated Value	10,000		9,583	10,987	12,439	13,245	12,715	18,478	17,828	18,395	21,777	24,424
Philadelphia Gold And Silver Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Philadelphia Gold & Silver Index
Accumulated Value	$ 10,000		$ 12,851	$ 11,564	$ 11,378	$ 10,059	$ 16,208	$ 20,495	$ 20,924	$ 20,101	$ 20,390	$ 29,089